Segment Information - Schedule of Reconciles Segment Assets to Consolidated Assets (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciles Segment Assets to Consolidated Assets [Abstract]
Investment in AirJoule, LLC		$ 338,178,633
Other segment assets	[1]	31,673,487	556,135
Segment assets		369,852,120	556,135
Adjustments and reconciling items
Total assets		$ 369,852,120	$ 556,135

[1]	Other segment assets included cash, cash equivalents and restricted cash, due from related party, prepaid expenses, operating lease right-of-use asset, and property and equipment, net